Financial instruments - Fair value and risk management, Liquidity Risk (Details) - MXN ($)	Dec. 31, 2023	Dec. 31, 2022
Secured Bank Loan [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	$ 6,614,983,870	$ 4,308,870,061
Unsecured Bank Loan [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	67,688,944	1,528,794,290
Liquidity Risk [Member]
Derivative financial assets [Abstract]
Derivative financial assets	116,923,727	192,791,990
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	7,289,797,769	5,962,874,037
Liquidity Risk [Member] | 2-12 Months [Member]
Derivative financial assets [Abstract]
Derivative financial assets	116,923,727	192,791,990
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	2,326,380,651	427,138,178
Liquidity Risk [Member] | 1-5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets	0	0
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	1,815,433,019	2,380,322,946
Liquidity Risk [Member] | More than 5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets	0	0
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	3,005,838,844	3,078,839,570
Liquidity Risk [Member] | Carrying Amount [Member]
Derivative financial assets [Abstract]
Derivative financial assets	0	0
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	142,145,255	76,573,343
Liquidity Risk [Member] | Secured Bank Loan [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	6,614,983,870	4,308,870,061
Liquidity Risk [Member] | Secured Bank Loan [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	1,919,400,225	279,613,581
Liquidity Risk [Member] | Secured Bank Loan [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	1,635,476,776	2,038,359,482
Liquidity Risk [Member] | Secured Bank Loan [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	3,005,838,844	1,973,189,088
Liquidity Risk [Member] | Secured Bank Loan [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	54,268,025	17,707,910
Liquidity Risk [Member] | Unsecured Bank Loan [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	67,688,944	1,528,794,290
Liquidity Risk [Member] | Unsecured Bank Loan [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	64,832,664	59,372,314
Liquidity Risk [Member] | Unsecured Bank Loan [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	2,001,517	341,726,892
Liquidity Risk [Member] | Unsecured Bank Loan [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	1,105,650,482
Liquidity Risk [Member] | Unsecured Bank Loan [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	854,763	22,044,602
Liquidity Risk [Member] | Lease Liabilities [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	207,961,533	624,189
Liquidity Risk [Member] | Lease Liabilities [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	30,006,807	387,617
Liquidity Risk [Member] | Lease Liabilities [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	177,954,726	236,572
Liquidity Risk [Member] | Lease Liabilities [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Lease Liabilities [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Trade Payables [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	399,163,422	124,585,497
Liquidity Risk [Member] | Trade Payables [Member] | 2-12 Months [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	312,140,955	87,764,666
Liquidity Risk [Member] | Trade Payables [Member] | 1-5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Trade Payables [Member] | More than 5 Years [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	0	0
Liquidity Risk [Member] | Trade Payables [Member] | Carrying Amount [Member]
Non-derivative financial liabilities [Abstract]
Non-derivative financial liabilities	87,022,467	36,820,831
Liquidity Risk [Member] | Interest Rate Swaps [Member]
Derivative financial assets [Abstract]
Derivative financial assets	116,923,727	192,791,990
Liquidity Risk [Member] | Interest Rate Swaps [Member] | 2-12 Months [Member]
Derivative financial assets [Abstract]
Derivative financial assets	116,923,727	192,791,990
Liquidity Risk [Member] | Interest Rate Swaps [Member] | 1-5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets	0	0
Liquidity Risk [Member] | Interest Rate Swaps [Member] | More than 5 Years [Member]
Derivative financial assets [Abstract]
Derivative financial assets	0	0
Liquidity Risk [Member] | Interest Rate Swaps [Member] | Carrying Amount [Member]
Derivative financial assets [Abstract]
Derivative financial assets	$ 0	$ 0